Equity Incentive Plans - Assumptions Used to Estimated Fair Value of Stock Options Granted (Details) - yr	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Expected Term (in years) | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	6.02	6.02	6.02
Expected Term (in years) | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	6.08	6.08	6.08
Expected Stock Price Volatility | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	0.405	0.407	0.404
Expected Stock Price Volatility | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	0.467	0.441	0.435
Risk-Free Interest Rate | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	0.024	0.018	0.013
Risk-Free Interest Rate | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	0.031	0.026	0.022
Dividend Yield
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value assumptions, measurement input	0.00	0.00	0.00